Consolidated Statement of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 5,634.7	$ 5,748.1	$ 5,888.3
Cost of sales	5,147.7	5,310.5	5,503.6
Gross profit	487.0	437.6	384.7
Selling, general and administrative expenses (SG&A)	245.1	230.7	227.3
Research and development	38.4	29.9	28.4
Amortization of intangible assets	25.5	25.6	29.6
Other charges (recoveries)	10.3	23.5	(49.9)
Earnings from operations	167.7	127.9	149.3
Finance costs	31.7	37.7	49.5
Earnings before income taxes	136.0	90.2	99.8
Income tax expense (recovery)
Current	40.9	32.9	22.8
Deferred	(8.8)	(3.3)	6.7
Income tax expense	32.1	29.6	29.5
Net earnings	$ 103.9	$ 60.6	$ 70.3
Basic earnings per share (in dollars per share)	$ 0.82	$ 0.47	$ 0.54
Diluted earnings per share (in dollars per share)	$ 0.82	$ 0.47	$ 0.53
Shares used in computing per share amounts (in millions):
Basic (in shares)	126.7	129.1	131.0
Diluted (in shares)	126.7	129.1	131.8